Earnings/(Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income/(loss) attributable to common shareholders	$ 36,757	$ (60,426)	$ (77,328)
Undistributed (income)/loss attributable to Series C participating preferred shares	(19,190)	12,110	0
Net income/(loss) available to common shareholders, basic and diluted	17,567	(48,316)	(77,328)
Net income/(loss) available to:
Net income/(loss) available to common shareholders, basic and diluted	17,567	(48,316)	(77,328)
Common Class A [Member]
Numerator:
Net income/(loss) available to common shareholders, basic and diluted	17,567	(48,316)	(77,328)
Net income/(loss) available to:
Net income/(loss) available to common shareholders, basic and diluted	$ 17,567	$ (48,316)	$ (77,328)
Denominator:
Basic weighted average number of shares outstanding	11,859,506	6,514,390	5,946,986
Weighted average number of RSUs without service conditions	0	0	50,000
Dilutive effect of share-based awards	0	0	5,996,986
Weighted Average Number of Shares Outstanding, Basic	11,859,506	6,514,390	5,996,986
Plus weighted average number of RSUs with service conditions	47,400	0	0
Weighted Average Number of Shares Outstanding, Diluted	11,906,906	6,514,390	5,996,986
Basic earnings/(losses) per share:
Basic earnings/(losses) per share	$ 1.48	$ (7.42)	$ (12.89)
Diluted earnings/ (losses) per share:
Diluted earnings/(losses) per share	$ 1.48	$ (7.42)	$ (12.89)
Common Class B [Member]
Numerator:
Net income/(loss) available to common shareholders, basic and diluted	$ 0	$ 0	$ 0
Net income/(loss) available to:
Net income/(loss) available to common shareholders, basic and diluted	$ 0	$ 0	$ 0
Denominator:
Basic weighted average number of shares outstanding	0	925,745	925,745
Weighted average number of shares, basic and diluted	0	925,745	925,745
Basic earnings/(losses) per share:
Basic earnings/(losses) per share	$ 0	$ 0	$ 0
Diluted earnings/ (losses) per share:
Diluted earnings/(losses) per share	$ 0	$ 0	$ 0
Series C Preferred Shares [Member]
Numerator:
Undistributed (income)/loss attributable to Series C participating preferred shares	$ (19,190)	$ 12,110	$ 0
Denominator:
Weighted Average Number of Shares Outstanding, Basic	12,955,187	1,632,709	0
Plus weighted average number of RSUs with service conditions	51,780	0	0
Weighted Average Number of Shares Outstanding, Diluted	13,006,967	1,632,709	0
Basic earnings/(losses) per share:
Basic earnings/(losses) per share	$ 1.48	$ (7.42)	$ 0
Diluted earnings/ (losses) per share:
Diluted earnings/(losses) per share	$ 1.48	$ (7.42)	$ 0